Convertible Notes Payable (Details 1) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Convertible Long Term Notes Payable Current And Noncurrent [Line Items]
2014		$ 325,675
2015		515,230
2016		12,068
2017		842
Long-term Debt	823,625	853,815	758,416
Convertible Notes Payable [Member]
Convertible Long Term Notes Payable Current And Noncurrent [Line Items]
2014		900,110
2015		750,000
2016		0
2017		1,687,495
Long-term Debt		$ 3,337,605